UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bentley Capital Management, LLC
Address:  520 Madison Avenue
          New York, New York  10022

13F File Number:  028-3093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gerald Levine
Title:  CEO
Phone:  (212) 583-8880


Signature, Place and Date of Signing:

/s/ Gerald Levine               New York, New York            August 12, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
              NONE

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        52
Form 13F Information Table Value Total:        $44,458
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                     NONE


                                                      BENTLEY CAPITAL MANAGEMENT
                                                      FORM 13F INFORMATION TABLE
                                                            June 30, 2002


COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5    COLUMN 6    COLUMN 7         COLUMN 8
-------------                --------         ---------  ----------    ------------- ---------   --------     ---------------
                                                         VALUE   SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE


AGNICO EAGLE MINES LTD      COMMON           008474108     1457   100000   SH            SOLE             100000       0      0
AMERICAN NATL FINL INC      COMMON           027717107     1350    87200   SH            SOLE              87200       0      0
ANTHEM INC                  COMMON           03674B104      472     7000   SH            SOLE               7000       0      0
BEI MED SYS INC             COMMON           05538E109     1114   163300   SH            SOLE             163300       0      0
BENNETT ENVIRONMENTAL IN    COMMON           081906109     6722   372600   SH            SOLE             372600       0      0
CKE RESTAURANTS INC         COMMON           12561E105      269    23600   SH            SOLE              23600       0      0
CENTRAL EUROPEAN DIST CO    COMMON           153435102      870    53000   SH            SOLE              53000       0      0
CP HOLDERS DR               COMMON           175990100      253     5600   SH            SOLE               5600       0      0
CONCURRENT COMPUTER CORP    COMMON           206710204       65    14000   SH            SOLE              14000       0      0
DREW INDS INC               COM NEW          26168L205      686    41700   SH            SOLE              41700       0      0
ELITE INFORMATION GROUP     COMMON           28659M106      293    29400   SH            SOLE              29400       0      0
FISHER SCIENTIFIC INTL I    COM NEW          338032204      308    11000   SH            SOLE              11000       0      0
GILDAN ACTIVEWEAR INC       SUB VTG SHS A    375916103      902    40000   SH            SOLE              40000       0      0
GOLDEN STAR RES LTD CDA     COMMON           38119T104       18    10000   SH            SOLE              10000       0      0
GTECH HLDGS CORP            COMMON           400518106      230     9000   SH            SOLE               9000       0      0
HEALTHCARE SVCS GRP INC     COMMON           421906108      773    50000   SH            SOLE              50000       0      0
HECLA MNG CO                COMMON           422704106      704   150000   SH            SOLE             150000       0      0
HILLENBRAND INDS INC        COMMON           431573104      674    12000   SH            SOLE              12000       0      0
HUMANA INC                  COMMON           444859102      344    22000   SH            SOLE              22000       0      0
ICN PHARMACEUTICALS INC     COMMON           448924100      678    28000   SH            SOLE              28000       0      0
IDEC PHARMACEUTICALS COR    COMMON           449370105      248     7000   SH            SOLE               7000       0      0
ITLA CAP CORP               COMMON           450565106      594    20000   SH            SOLE              20000       0      0
INTERDIGITAL COMMUNICATI    COMMON           45866A105      181    20000   SH            SOLE              20000       0      0
INTERNACIONAL DE CERAMIC    DEPOSITORY RECEI 458847506      127    15000   SH            SOLE              15000       0      0
LEXAR MEDIA INC             COMMON           52886P104      641   150000   SH            SOLE             150000       0      0
M-WAVE INC                  COMMON           554034108      169    46300   SH            SOLE              46300       0      0
MANPOWER INC                COMMON           56418H100      202     5500   SH            SOLE               5500       0      0
MERIDIAN MED TECHNOLOGIE    COMMON           589658103      921    25500   SH            SOLE              25500       0      0
MERGE TECHNOLOGIES INC      COMMON           589981109      743   108500   SH            SOLE             108500       0      0
OMNIVISION TECHNOLOGIES     COMMON           682128103    10938   768100   SH            SOLE             768100       0      0
OPEN JT STK CO-VIMPEL CO    DEPOSITORY RECEI 68370R109     1273    50000   SH            SOLE              50000       0      0
OXFORD HEALTH PLANS INC     COMMON           691471106     1069    23000   SH            SOLE              23000       0      0
RAVEN INDS INC              COMMON           754212108      675    25000   SH            SOLE              25000       0      0
ROCKWELL MEDICAL TECH       COMMON           774374102       48    40000   SH            SOLE              40000       0      0
SCANSOFT INC                COMMON           80603P107      370    50000   SH            SOLE              50000       0      0
SEACOR SMIT INC             COMMON           811904101      249     5250   SH            SOLE               5250       0      0
SEARS ROEBUCK & CO          COMMON           812387108      326     6000   SH            SOLE               6000       0      0
SEATTLE GENETICS INC        COMMON           812578102      261    50000   SH            SOLE              50000       0      0
SIGMATRON INTL INC          COMMON           82661L101      183    60000   SH            SOLE              60000       0      0
SILICONIX INC               COM NEW          827079203      734    26500   SH            SOLE              26500       0      0
STEEL TECHNOLOGIES INC      COMMON           858147101     1054    80000   SH            SOLE              80000       0      0
TALK AMERICA HLDGS INC      COMMON           87426R103      578   140000   SH            SOLE             140000       0      0
UNISYS CORP                 COMMON           909214108      144    16000   SH            SOLE              16000       0      0
VISHAY INTERTECHNOLOGY I    COMMON           928298108      770    35000   SH            SOLE              35000       0      0
WEBMD CORP                  COMMON           94769M105       68    12000   SH            SOLE              12000       0      0
WESTERN DIGITAL CORP        COMMON           958102105      156    48000   SH            SOLE              48000       0      0
WORLD ACCEP CORP DEL        COMMON           981419104      420    50000   SH            SOLE              50000       0      0
YOCREAM INTL INC            COMMON           986001105      209    23500   SH            SOLE              23500       0      0
IPC HLDGS LTD               ORD              G4933P101      550    18000   SH            SOLE              18000       0      0
PARTNERRE LTD               COMMON           G6852T105      563    11500   SH            SOLE              11500       0      0
WEATHERFORD INTERNATIONA    COMMON           G95089101      216     5000   SH            SOLE               5000       0      0
TTI TEAM TELECOM INTL LT    ORD              M88258104     1596    99700   SH            SOLE              99700       0      0


00679.0001 #343219